Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2022
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2022